Castmor Resources, Ltd.
           427 Princess Street, Suite 406, Kingston, Ontario  K7L 5S9
                 Tel:  (613) 617-5107     Fax:  (613) 383-0247

                                                                    May 27, 2011

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     CASTMOR  RESOURCES  LTD.
             AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-1 FILED MARCH 24, 2011

             FILE  NO.  333-169764
             AMENDMENT  NO.  3  TO  ANNUAL  REPORT  ON  FORM  10-K
             FILED  MARCH  24,  2011
             FILE  NO.  001-34039

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 4 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 3.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, March 17, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Registration Statement on Form S-1, as Amended on March 24, 2011

Rick Factors, page 5

1.     In response to the Staff's comment, we have added Risk Factor No. 8.

Description of Business, page 12

Proposed Exploration Program

2. We advise that we have revised the anticipated dates for our exploration program, including the addition of the expected commencement date in response to the Staff's comment (at pages 19 and 22).

Index to Financial Statements, page F-1

3. We have noted the Staff's comment and will continue to monitor the requirement to provide updated financial statements complying with Rule 8-08 of Regulation S-X and corresponding updated disclosure throughout out filing.

Note 3 - Mineral Property Interest, page F-9

4. In response to the Staff's comment, we advise that our mineral property was acquired on September 20, 2010 and was impaired at the end of the quarter, November 30, 2010, as a result of impairment testing performed in accordance with our accounting policy pursuant to ASC 360. We further advise that the impairment was erroneously recorded on our statement of operations for the three months ended November 30, 2010, and should have been reflected under the line item captioned "Write-off Mineral Deposit". The error has been corrected in our statement of operations for the three and six months ended February 28, 2011.
We will be filing an amended copy of our quarterly financial report for the period ended November 30, 2011, correcting the error.

Annual Report on Form 10-K, as Amended on March 24, 2011

General

5. We have noted the Staff's comment in respect of the Form 10-K. On review, there are no further corresponding changes to the Annual Report in response to the comments.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Castmor Resources Ltd. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Castmor Resources Ltd. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,



                                        /s/ Alfonso Quijada
                                        Alfonso Quijada
                                        President

Enclosures